Employee benefits	12 Months Ended
Mar. 31, 2020
Disclosure of defined benefit plans [abstract]
Employee benefits
27.
Employee benefits

Total employee benefit expenses, including share-based payments, incurred during the years ended March 31, 2020, 2019 and 2018 amounted to Rs.33,802, Rs.33,562 and Rs.32,149, respectively.

Gratuity benefits provided by the parent company

In accordance with applicable Indian laws, the Company has a defined benefit plan which provides for gratuity payments (the “Gratuity Plan”) and covers certain categories of employees in India. The Gratuity Plan provides a lump sum gratuity payment to eligible employees at retirement or termination of their employment. The amount of the payment is based on the respective employee’s last drawn salary and the years of employment with the Company. Effective September 1, 1999, the Company established the Dr. Reddy’s Laboratories Gratuity Fund (the “Gratuity Fund”) to fund the Gratuity Plan. Liabilities in respect of the Gratuity Plan are determined by an actuarial valuation, based upon which the Company makes contributions to the Gratuity Fund. Trustees administer the contributions made to the Gratuity Fund. Amounts contributed to the Gratuity Fund are invested in bonds issued by the Government of India and in debt securities and equity securities of Indian companies.

The components of gratuity cost recognized in the income statement for the years ended March 31, 2020, 2019 and 2018 consist of the following:

	For the Year Ended March 31,
	2020		2019		2018
Current service cost	Rs.	276	Rs.	265	Rs.	252
Interest on defined benefit liability		(4)		(2)		6
Gratuity cost recognized in income statement	Rs.	272	Rs.	263	Rs.	258

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2020		2019
Present value of funded obligations	Rs.	2,349	Rs.	2,200
Fair value of plan assets		(2,160)		(2,174)
Net defined benefit liability recognized	Rs.	189	Rs.	26

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2020		2019
Defined benefit obligations at the beginning of the year	Rs.	2,200	Rs.	2,007
Current service cost		276		265
Interest on defined obligations		152		145
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(96)		28
Actuarial loss/(gain) due to demographic assumptions		(48)		-	*
Actuarial loss/(gain) due to experience changes		59		-	*
Benefits paid		(194)		(245)
Defined benefit obligations at the end of the year	Rs.	2,349	Rs.	2,200

* Rounded to the nearest million.

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2020		2019
Fair value of plan assets at the beginning of the year	Rs.	2,174	Rs.	1,958
Employer contributions		14		294
Interest on plan assets		156		147
Re-measurements due to:
Return on plan assets excluding interest on plan assets		10		20
Benefits paid		(194)		(245)
Plan assets at the end of the year	Rs.	2,160	Rs.	2,174

Sensitivity Analysis:

	As of March 31, 2020
Defined benefit obligation without effect of projected salary growth	Rs.	1,593
Add: Effect of salary growth		756
Defined benefit obligation with projected salary growth		2,349
Defined benefit obligation, using discount rate minus 50 basis points		2,419
Defined benefit obligation, using discount rate plus 50 basis points		2,282
Defined benefit obligation, using salary growth rate plus 50 basis points		2,418
Defined benefit obligation, using salary growth rate minus 50 basis points		2,282

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Gratuity plan are as follows:

The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2020	2019	2018
Discount rate	6.65%	7.45%	7.75%
Rate of compensation increase	7.50%	8% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter

The assumptions used to determine gratuity cost:

	For the Year Ended March 31,
	2020	2019	2018
Discount rate	7.45%	7.75%	7.20%
Rate of compensation increase	8% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter

Contributions:
The Company expects to contribute Rs.189 to the Gratuity Plan during the year ending March 31, 2021.

Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2020 and 2019, by asset category, was as follows:

	As of March 31,
	2020	2019
Funds managed by insurers	99%	99%
Others	1%	1%

The expected future cash flows in respect of gratuity as at March 31, 2020 were as follows:

Expected contribution		Amount
During the year ended March 31, 2021 (estimated)	Rs.	189

Expected future benefit payments
March 31, 2021	413
March 31, 2022	301
March 31, 2023	294
March 31, 2024	273
March 31, 2025	259
Thereafter	2,201

Pension plan of the Company’s subsidiary, Industrias Quimicas Falcon de Mexico

All employees of the Company’s Mexican subsidiary, Industrias Quimicas Falcon de Mexico (“Falcon”), are entitled to a pension benefit in the form of a defined benefit pension plan. The Falcon pension plan provides for payment to vested employees at retirement or termination of employment. Liabilities in respect of the pension plan are determined by an actuarial valuation, based on which the Company makes contributions to the pension plan fund. This fund is administered by a third party, who is provided guidance by a technical committee formed by senior employees of Falcon.

The components of net pension cost recognized in the income statement for the years ended March 31, 2020, 2019 and 2018 consist of the following:

	For the Year Ended March 31,
	2020		2019		2018
Current service cost	Rs.	11	Rs.	13	Rs.	12
Interest on defined benefit liability		16		15		13
Total cost recognized in income statement	Rs.	27	Rs.	28	Rs.	25

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2020		2019
Present value of funded obligations	Rs.	234	Rs.	223
Fair value of plan assets		(128)		(70)
Net defined benefit liability recognized	Rs.	106	Rs.	153

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2020		2019
Defined benefit obligations at the beginning of the year	Rs.	223	Rs.	243
Current service cost		11		13
Interest on defined obligations		25		22
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		50		(47)
Actuarial loss/(gain) due to experience changes		(8)		7
Benefits paid		(41)		(16)
Foreign exchanges differences		(26)		1
Defined benefit obligations at the end of the year	Rs.	234	Rs.	223
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2020		2019
Fair value of plan assets at the beginning of the year	Rs.	70	Rs.	66
Employer contributions		113		16
Interest on plan assets		9		7
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(7)		(3)
Benefits paid		(41)		(16)
Foreign exchanges differences		(16)		- *
Plan assets at the end of the year	Rs.	128	Rs.	70

* Rounded to the nearest million.

Sensitivity Analysis:

	As of March 31, 2020
Defined benefit obligation without effect of projected salary growth	Rs.	158
Add: Effect of salary growth	76
Defined benefit obligation with projected salary growth	234
Defined benefit obligation, using discount rate minus 50 basis points	244
Defined benefit obligation, using discount rate plus 50 basis points	224
Defined benefit obligation, using salary growth rate plus 50 basis points	245
Defined benefit obligation, using salary growth rate minus 50 basis points	224

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Falcon defined benefit plans are as follows:

The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2020	2019	2018
Discount rate	8.75%	11.25%	9.00%
Rate of compensation increase	4.50%	4.50%	4.50%

The assumptions used to determine defined benefit cost:

	For the Year Ended March 31,
	2020	2019	2018
Discount rate	11.25%	9.00%	8.75%
Rate of compensation increase	4.50%	4.50%	4.50%

Contributions:
The Company expects to contribute Rs.32 to Falcon defined benefit plans during the year ending March 31, 2021.

Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2020 and 2019, by asset category, was as follows:

	As of March 31,
	2020	2019
Funds managed by insurers	51%	51%
Others	49%	49%

The expected future cash flows in respect of post-employment benefit plans in Mexico as at March 31, 2020 were as follows:

Expected contribution	Amount
During the year ended March 31, 2021 (estimated)	Rs.	32

Expected future benefit payments
March 31, 2021		5
March 31, 2022		5
March 31, 2023		6
March 31, 2024		11
March 31, 2025		16
Thereafter		536

Provident fund benefits

Certain categories of employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and employer each make monthly contributions to a government administered fund equal to 12% of the covered employee’s qualifying salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.812, Rs.740 and Rs.735 to the provident fund plan during the years ended March 31, 2020, 2019 and 2018, respectively.

Superannuation benefits

Certain categories of employees of the Company participate in superannuation, a defined contribution plan administered by the Life Insurance Corporation of India. The Company makes monthly contributions based on a specified percentage of each covered employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.82, Rs.84 and Rs.88 to the superannuation plan during the years ended March 31, 2020, 2019 and 2018, respectively.

Other contribution plans

In the United States, the Company sponsors a defined contribution 401(k) retirement savings plan for all eligible employees who meet minimum age and service requirements. The Company contributed Rs.177, Rs.213 and Rs.212 to the 401(k) retirement savings plan during the years ended March 31, 2020, 2019 and 2018, respectively. The Company has no further obligations under the plan beyond its monthly matching contributions.

In the United Kingdom, certain social security benefits (such as pension, unemployment and disability) are funded by employers and employees through mandatory National Insurance contributions. The contribution amounts are determined based upon the employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.135, Rs.148 and Rs.135 to the National Insurance during the years ended March 31, 2020, 2019 and 2018, respectively.

Compensated absences

The Company provides for accumulation of compensated absences by certain categories of its employees. These employees can carry forward a portion of the unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof as per the Company’s policy. The Company records a liability for compensated absences in the period in which the employee renders the services that increases this entitlement. The total liability recorded by the Company towards this obligation was Rs.1,161 and Rs.1,089 as at March 31, 2020 and 2019, respectively.